New accounting standards	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
New accounting standards	New accounting standards
Recently adopted accounting standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued new guidance on the measurement of current expected credit losses (“CECL”) on financial instruments. The new guidance has replaced the incurred loss methodology of recognizing credit losses on financial instruments with a methodology that estimates the expected credit loss on financial instruments and reflects the net amount expected to be collected on the financial instrument. The Group adopted this change in accounting principle as of January 1, 2020 using the modified retrospective method. Accordingly, financial information for periods prior to the date of initial application has not been adjusted.

The adoption of the new CECL guidance had no material impact on the Group.

Additional new accounting guidance became effective for the Group as of January 1, 2020 that the Group reviewed and concluded was either not applicable to its operations or had no material effect on its Consolidated Financial Statements in the current or future fiscal years.

Recent accounting standards not yet adopted

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The amendments in this ASU are intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments are also intended to improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Group is currently in the process of evaluating the impact of this ASU on the Group’s consolidated financial statements.

The Group reviewed all other newly issued accounting pronouncements and concluded that they either are not applicable to the Group's operations or that no material effect is expected on the Group's Consolidated Financial Statements when adoption is required in the future.
New accounting standards
Recently adopted accounting standards
In February 2016, the Financial Accounting Standards Board ("FASB") issued new accounting guidance for the accounting and reporting of leases (ASU 2016-02) and subsequently issued several updates to the new guidance (ASC 842 or new leasing guidance). The new leasing guidance requires that lessees recognize a right-of-use asset and a lease liability for each of its leases (other than leases that meet the definition of a short-term lease). Leases are classified as either operating or finance. Operating leases result in straight-line expense in the income statement (similar to previous operating leases), while finance leases result in more expense being recognized in the earlier years of the lease term (similar to previous capital leases).

Under ASC 842, all leases are required to be recorded on the balance sheet and are classified as either operating leases or finance leases. The lease classification affects the expense recognition in the income statement. Operating lease charges are recorded entirely in operating expenses. Finance lease charges are split, where amortization of the right-of-use asset is recorded in operating expenses and an implied interest component is recorded in interest expense. The expense recognition for operating leases and finance leases under ASC 842 is substantially consistent with ASC 840.

The Group adopted this new standard effective February 1, 2018, as required, using the modified retrospective transition approach implemented as of the earliest period presented and through comparative periods in the Group's financial statements. Under this method, the Group has adjusted its results for the years ended January 31, 2018, and 2019, and applicable interim periods, and elected available practical expedients. The Group has assessed the effect of adoption of this standard as it relates to its leased properties in Oxford and Cambridge, U.K., and has concluded that any other contracts are not within the scope of ASC 842 .
The adoption of this standard had a material impact on the consolidated balance sheets due to the recognition right-of-use assets (“ROU assets”) and lease liabilities, but an immaterial impact on the Group’s consolidated statements of operation and comprehensive income/loss, consolidated statement of stockholders' equity (deficit), and consolidated statements of cash flows. Upon adoption, the Group recognized $1.8 million of ROU assets and corresponding lease liability. The ROU asset balance was adjusted by the reclassification of pre-existing prepaid expenses of $0.1 million and other deferred rent balance of $0.2 million, respectively

Recent accounting standards not yet adopted

In June 2016, the FASB issued ASU 2016-13: Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This update introduces the current expected credit loss ("CECL") model. Under this model, on initial recognition and at each reporting period, an entity will be required to recognize an allowance that reflects the entity’s current estimate of credit losses expected to be incurred over the life of the financial instrument. This update will be effective for the Group for fiscal years beginning on January 1, 2020. The adoption of this update will not have a material impact on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. This update will be effective for the Group for fiscal years beginning on January 1, 2020. The adoption of this update will not have a material impact on the Group’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The amendments in this ASU are intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments are also intended to improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Group is currently in the process of evaluating the impact of this ASU on the Group’s consolidated financial statements.
Other recent authoritative guidance issued by the FASB (including technical corrections to the FASB ASC), the American Institute of Certified Public Accountants, and the SEC did not, or are not expected to have a material impact on the Group's consolidated financial statements.